Cover Page	May 27, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 27, 2020
Entity Registrant Name	PLANTRONICS INC
Entity Central Index Key	0000914025
Amendment Flag	true
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12696
Entity Tax Identification Number	77-0207692
Entity Address, Address Line One	345 Encinal Street
Entity Address, City or Town	Santa Cruz
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95060
City Area Code	831
Local Phone Number	426-5858
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	COMMON STOCK, $0.01 PAR VALUE
Trading Symbol	PLT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On May 27, 2020, Plantronics, Inc. (the “Company”) filed a Current Report on Form 8-K relating to its preliminary and unaudited results of operations and financial condition for the fourth quarter of Fiscal Year 2020, which ended on March 28, 2020 (the “Original 8-K Report”). The Company is filing this form 8-K/A as an amendment to the Original 8-K Report (the "Amendment") to correct certain typographical errors contained in the press release furnished as Exhibit 99.1 to the Original 8-K Report (the “Exhibit”). As previously furnished, page 1 of the Exhibit reflected typographical errors to the adjusted earnings before income tax, depreciation, and amortization ("EBITDA") for the three and twelve months ended March 28, 2020, and GAAP net loss and adjusted EBITDA in the reconciliation from GAAP net loss to adjusted EBITDA, which have been corrected on Exhibit 99.1 to this Amendment. This Amendment to the Original 8-K Report is being filed solely to correct such typographical errors referenced herein and does not amend, in any way, and does not modify or update any other disclosures contained in the Original 8-K Report. Accordingly, this Amendment should be read in conjunction with the Original 8-K Report.